THE HUNTINGTON FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

OCTOBER 27, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:                 THE HUNTINGTON FUNDS
Huntington VA Balanced Fund (the “Fund”)
1933 Act File No. 33-11905
1940 Act File No. 811-5010

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated October 21, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 63 on October 21, 2008.

If you have any questions regarding this certification, please contact me at (212) 521-5417.

Very truly yours,

/s/ Rana J. Wright
Rana J. Wright
Assistant Secretary